Related party transaction: (Details 1) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of related parties [Line Items]
Lease rentals paid		₨ 316,594		$ 4,176	₨ 226,155	₨ 219,529
Dividend paid		0		$ 0	0	223,602
Parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0			0	0
Sitting fees paid		0			0	0
Salaries and other short term benefits		0	[1]		0	0
Contributions to defined contribution plans		0	[1]		0	0
Share based payment transactions		0	[1]		0	0
Lease rentals paid	[2]	1,369			1,220	1,190
Dividend paid		0			0	137,900
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0			0	0
Lease rentals payable	[2]	200			135	0
Associates [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0			0	0
Sitting fees paid		0			0	0
Salaries and other short term benefits		0	[1]		0	0
Contributions to defined contribution plans		0	[1]		0	0
Share based payment transactions		0	[1]		0	0
Lease rentals paid	[2]	0			0	0
Dividend paid		0			0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0			0	0
Lease rentals payable	[2]	0			0	0
Other related parties [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0			0	0
Sitting fees paid		0			0	0
Salaries and other short term benefits		0	[1]		0	0
Contributions to defined contribution plans		0	[1]		0	0
Share based payment transactions		0	[1]		0	0
Lease rentals paid	[2]	7,220			7,160	6,713
Preference shares issued	[3]	500,000			500,000
CSR Contribution made		13,220
Dividend paid		0			0	17,400
Advances given						3,000
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	5,600			5,560	5,600
Lease rentals payable	[2]	600			710	820
Key management personnel of entity or parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		300			300	300
Sitting fees paid		2,000			1,380	1,540
Salaries and other short term benefits		56,006	[1]		41,135	41,454
Contributions to defined contribution plans		1,850	[1]		1,619	1,702
Share based payment transactions		4,507	[1]		11,242	9,095
Lease rentals paid	[2]	0			0	0
Dividend paid		0			0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0			0	0
Lease rentals payable	[2]	₨ 0			₨ 0	₨ 0

[1]	Represents salaries and other benefits of Key Management Personnel comprising of Mr. Kamal Nath - Chief Executive Officer (Sify Technologies Limited), Mr. M P Vijay Kumar - Chief Financial Officer and Mr. C R Rao - Chief Operating Officer.
[2]	During the year 2011-12, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 750.075 million (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 101, 2021 on a rent of ₹ 0.114 (Rupees One Lakh Fourteen Thousand Only) per month.
[3]	₹ 500million towards CumulativeNon-convertible Redeemable preference shares issued by Print house (India) Private limited to Ramanand Developers private limited with the tenure of 20 years from the date of allotment which will carry a preferential dividend of 9% per annum, payable till redemption.